Schedule of Investments (unaudited)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.4%
Communication Services — 9.9%
Diversified Telecommunication Services — 1.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$2,500,000	$777,725 (a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	2,213,389 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	710,000	580,303 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	3,000,000	3,356,250 (a)
Total Diversified Telecommunication Services				6,927,667
Entertainment — 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	527,650 (a)
AMC Entertainment Holdings Inc., Senior Notes	5.750%	6/15/25	1,690,000	1,649,854
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,388,749 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,350,000	2,410,794 (a)
Total Entertainment				5,977,047
Interactive Media & Services — 0.2%
Snap Inc., Senior Notes	6.875%	3/1/33	1,140,000	1,139,522 (a)
Media — 5.6%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	880,000	905,815 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,900,000	4,630,868 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,487,215 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,667,401
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	710,000	686,846 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	990,000	938,263 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	2,025,471
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,221,901 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,010,063 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,273,000	6,640,678
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	498,513	465,139 (b)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	3,115,448	3,314,058 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	826,453 (a)
Total Media				26,820,171
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,380,000	2,328,306 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,160,000	1,097,410 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,718,165 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	291,058 (a)
Total Wireless Telecommunication Services				6,434,939

Total Communication Services				47,299,346
Consumer Discretionary — 19.4%
Automobile Components — 2.3%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	630,000	597,494 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,635,413
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	3,280,000	3,340,024 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,030,000	1,036,822 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	$1,380,000	$1,319,566 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	184,255 (c)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	2,020,000	1,845,307 (a)
Total Automobile Components				10,958,881
Automobiles — 1.4%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	959,581
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,970,000	1,821,975 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,150,000	4,011,085 (a)
Total Automobiles				6,792,641
Distributors — 0.3%
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,357,740 (a)
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,120,013 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,560,000	611,113 (a)
Total Diversified Consumer Services				1,731,126
Hotels, Restaurants & Leisure — 10.3%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	776,000	778,957 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	2,230,000	2,103,712 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	2,000,000	2,048,537 (a)
Carnival Corp., Senior Notes	5.750%	3/1/27	930,000	927,411 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	5,820,000	5,791,934 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	140,000	139,114 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,391,010 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,770,000	2,595,281 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	150,000	150,400 (d)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,040,000	1,046,311 (d)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	680,000	678,426 (a)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	270,301 (a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	998,183 (a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,536,299 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	906,875 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,140,000	1,137,462
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	590,000	609,433 (a)
NCL Corp. Ltd., Senior Notes	6.250%	3/1/30	2,000,000	1,952,730 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	5,130,000	5,375,789 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,430,000	1,420,795 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	4,700,000	4,667,354 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,520,355 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,140,070 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	250,000	245,400 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,500,000	3,343,862 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,220,052 (a)
Total Hotels, Restaurants & Leisure				48,996,053
Household Durables — 0.9%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,055,442 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — continued
TopBuild Corp., Senior Notes	3.625%	3/15/29	$2,500,000	$2,326,351 (a)
Total Household Durables				4,381,793
Specialty Retail — 3.7%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	439,687 (a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000	1,367,373 (a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,400,000	2,388,952
Foot Locker Inc., Senior Notes	4.000%	10/1/29	4,150,000	3,369,173 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,208,884 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	192,252 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	4,060,000	2,135,887 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	2,450,000	2,285,545 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	780,000	786,690
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,447,479 (a)
Total Specialty Retail				17,621,922
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	1,420,000	862,873 (a)

Total Consumer Discretionary				92,703,029
Consumer Staples — 0.9%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,125,304 (a)
Food Products — 0.7%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,360,000	1,265,368 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	1,796,000	1,798,123 (a)
Total Food Products				3,063,491

Total Consumer Staples				4,188,795
Energy — 8.7%
Energy Equipment & Services — 0.3%
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,430,000	1,013,661 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,400,000	421,477 (a)
Total Energy Equipment & Services				1,435,138
Oil, Gas & Consumable Fuels — 8.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	627,707 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,034,704 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,970,000	1,919,651 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	3,480,000	3,521,813 (a)
EQT Corp., Senior Notes	7.500%	6/1/27	2,500,000	2,538,821 (a)
EQT Corp., Senior Notes	4.500%	1/15/29	555,000	538,646 (a)
Hess Midstream Operations LP, Senior Notes	5.875%	3/1/28	1,140,000	1,143,348 (a)
HF Sinclair Corp., Senior Notes	6.375%	4/15/27	807,000	814,703
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,350,000	1,234,422 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	2,350,000	2,444,463 (a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,700,000	1,642,014 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.016%	9/30/29	1,664,865	1,639,892 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,610,779 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	$510,000	$519,377 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	3,500,000	3,421,517 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	646,000	700,115 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,049,908
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	410,000	417,086 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	520,000	512,872 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	570,000	568,486 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	1,949,293 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,093,665 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,309,073 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	820,000	841,912 (a)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	99,852
Total Oil, Gas & Consumable Fuels				40,194,119

Total Energy				41,629,257
Financials — 9.7%
Banks — 2.7%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,358,629 (g)(h)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	683,683 (g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,520,000	2,596,580 (a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	496,805 (a)(g)(h)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,294,517 (g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,784,061 (a)(g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	920,000	919,470 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,520,937 (g)(h)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,382,996 (g)
Total Banks				13,037,678
Capital Markets — 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	690,334 (g)(h)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	1,013,348 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(e)(f)(i)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	910,000	948,286 (a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	720,000	880,194 (a)(g)
Total Capital Markets				3,532,162
Consumer Finance — 0.7%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,342,151 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	$1,180,000	$1,127,991 (a)
Total Consumer Finance				3,470,142
Financial Services — 3.0%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,330,000	3,517,133 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	2,400,000	2,397,303 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	628,951 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,750,000	1,806,248 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,453,706 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,618,307 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	1,000,000	864,556 (a)
Total Financial Services				14,286,204
Insurance — 0.7%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,440,000	2,384,783 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	741,432 (a)
Total Insurance				3,126,215
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	434,520 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	848,403 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,710,000	2,596,640 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	3,000,614 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	1,949,134 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				8,829,311

Total Financials				46,281,712
Health Care — 6.9%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	2,350,744 (a)
Health Care Providers & Services — 3.7%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	1,310,000	1,147,180 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	1,370,000	1,337,189 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	5,000,000	4,663,567 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,230,000	1,271,522 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,064,973 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	4,650,000	5,095,917 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,464,538 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	585,585 (a)
Total Health Care Providers & Services				17,630,471
Pharmaceuticals — 2.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,580,000	2,527,972 (a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	78,076 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	1,194,375 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	384,098 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Par Pharmaceutical Inc., Escrow	—	—	$1,580,000	$0 *(a)(e)(f)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,590,000	4,508,635
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	256,259
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,725,707
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,102,236
Total Pharmaceuticals				12,777,358

Total Health Care				32,758,573
Industrials — 14.5%
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,350,000	1,383,229 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	490,000	499,753 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	250,000	255,432 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	370,000	381,486 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,291,044 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,255,231 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,461,439 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	130,000	132,595 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,288,929 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	728,446 (a)
Total Aerospace & Defense				13,677,584
Building Products — 0.4%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,790,000	1,801,601 (a)
Commercial Services & Supplies — 3.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,414,387 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,230,000	4,462,862
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,400,000	4,812,029
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,300,000	2,393,727 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	286,706 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,109,258 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,039,060 (a)
Total Commercial Services & Supplies				16,518,029
Construction & Engineering — 1.1%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	270,000	263,747 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,461,914 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,387,165 (a)
Total Construction & Engineering				5,112,826
Electrical Equipment — 0.1%
Gates Corp., Senior Notes	6.875%	7/1/29	680,000	690,798 (a)
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,430,000	2,006,447 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,506,509 (a)
Total Ground Transportation				3,512,956
Machinery — 1.4%
Esab Corp., Senior Notes	6.250%	4/15/29	2,210,000	2,245,096 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	3,300,000	3,234,047
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	$1,300,000	$1,257,036 (a)
Total Machinery				6,736,179
Passenger Airlines — 3.1%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,148,992 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	939,294 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,590,000	5,700,788 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	290,000	281,594 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	750,000	691,431 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	2,045,766	1,622,548 (a)(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,232,537 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	172,835	172,252
Total Passenger Airlines				14,789,436
Trading Companies & Distributors — 1.0%
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,310,000	2,287,183
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,534,243 (a)
Total Trading Companies & Distributors				4,821,426
Transportation Infrastructure — 0.3%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	1,410,000	1,413,973 (a)

Total Industrials				69,074,808
Information Technology — 2.4%
Communications Equipment — 0.7%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,604,000	1,417,737 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,090,000	1,021,024 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,380,000	1,051,998 (a)
Total Communications Equipment				3,490,759
Software — 1.4%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	1,790,000	1,631,368
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	2,060,000	2,077,571 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	1,700,000	1,702,225 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,130,000	1,149,593 (a)
Total Software				6,560,757
Technology Hardware, Storage & Peripherals — 0.3%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	823,351 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	780,000	814,023 (a)
Total Technology Hardware, Storage & Peripherals				1,637,374

Total Information Technology				11,688,890
Materials — 3.1%
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	381,495 (a)
Containers & Packaging — 0.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,227,937	72,147 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,625,826 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	$830,000	$759,488 (a)
Total Containers & Packaging				2,457,461
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	5,080,000	5,335,021 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,500,000	1,483,095 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,260,000	2,293,457 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	2,340,000	2,332,145 (a)
Total Metals & Mining				11,443,718
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	354,262

Total Materials				14,636,936
Real Estate — 2.7%
Diversified REITs — 1.1%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,425,452
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	663,181
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	187,665
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	610,000	620,250 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	2,458,000	2,611,822 (a)
Total Diversified REITs				5,508,370
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	166,000	165,803
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	385,128
Total Health Care REITs				550,931
Hotel & Resort REITs — 1.0%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,690,000	2,633,403
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	1,850,000	1,964,605 (a)
Total Hotel & Resort REITs				4,598,008
Real Estate Management & Development — 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	2,201,255	2,240,108 (a)

Total Real Estate				12,897,417
Utilities — 0.2%
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	1,260,000	1,245,919

Total Corporate Bonds & Notes (Cost — $384,857,444)				374,404,682
Senior Loans — 8.8%
Communication Services — 2.0%
Diversified Telecommunication Services — 0.3%
QualityTech LP, Term Loan (1 mo. Term SOFR + 3.500%)	7.821%	11/4/31	1,540,000	1,536,150 (f)(g)(j)(k)
Interactive Media & Services — 0.7%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	1,326,607	1,287,970 (g)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	1,990,000	1,943,981 (j)(k)
Total Interactive Media & Services				3,231,951
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — 1.0%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.799%	5/18/29	$1,579,500	$1,382,062 (g)(j)(k)
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000%	1/2/28	2,011,133	1,804,992 (j)(k)
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	150,000	148,688 (j)(k)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.500%)	8.822%	6/30/28	1,264,032	1,263,242 (g)(j)(k)
Total Media				4,598,984

Total Communication Services				9,367,085
Consumer Discretionary — 1.5%
Automobile Components — 0.4%
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.541%	3/30/27	1,996,800	1,861,666 (g)(j)(k)
Hotels, Restaurants & Leisure — 0.4%
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	9.053%	3/28/32	1,760,000	1,752,670 (g)(j)(k)
Specialty Retail — 0.7%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	9.071%	7/15/31	3,333,250	3,279,085 (g)(j)(k)

Total Consumer Discretionary				6,893,421
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.686%	12/23/28	188,301	87,749 (g)(j)(k)

Financials — 1.2%
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.322%	3/12/29	903,186	903,683 (g)(j)(k)
Financial Services — 0.5%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.311%	4/7/28	340,000	313,864 (g)(j)(k)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.822%	7/31/31	1,980,063	1,976,904 (g)(j)(k)
Total Financial Services				2,290,768
Insurance — 0.5%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.030-9.063%	11/1/29	919,766	919,766 (f)(g)(j)(k)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.422%	8/19/28	1,602,969	1,551,755 (g)(j)(k)
Total Insurance				2,471,521

Total Financials				5,665,972
Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.710%)	8.837%	11/30/28	1,117,384	868,302 (g)(j)(k)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.006%	5/16/31	698,075	686,295 (g)(j)(k)
Total Health Care Providers & Services				1,554,597
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.399%	10/1/27	750,000	699,727 (g)(j)(k)

Total Health Care				2,254,324
Industrials — 1.5%
Commercial Services & Supplies — 1.1%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.799%	1/31/31	1,935,375	1,724,303 (g)(j)(k)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.686%	8/31/28	$1,354,500	$1,254,605 (g)(j)(k)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	8.549%	8/31/28	2,458,992	2,454,394 (g)(j)(k)
Total Commercial Services & Supplies				5,433,302
Professional Services — 0.2%
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.822%	11/14/30	1,079,995	1,078,780 (g)(j)(k)
Trading Companies & Distributors — 0.2%
QXO Building Products Inc, Term Loan B	—	1/29/31	808,826	808,972 (l)

Total Industrials				7,321,054
Information Technology — 1.8%
Communications Equipment — 0.5%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.822%	7/31/29	2,557,150	2,416,507 (g)(j)(k)
Software — 1.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.322%	10/16/26	1,388,542	1,347,851 (g)(j)(k)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.322%	2/19/29	1,450,000	1,201,687 (g)(j)(k)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	11.290%	7/27/28	52,657	48,076 (g)(j)(k)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	8.261%	4/16/32	2,680,000	2,593,744 (g)(j)(k)
Total Software				5,191,358
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	1,252,655	1,121,126 (g)(j)(k)

Total Information Technology				8,728,991
Materials — 0.3%
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B	—	3/26/32	751,856	746,690 (l)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan	—	4/1/32	13,144	13,054 (l)
Total Containers & Packaging				759,744
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,038	860,574 (e)(f)(j)(k)

Total Materials				1,620,318
Total Senior Loans (Cost — $43,376,997)				41,938,914
Asset-Backed Securities — 5.6%
AIMCO CLO, 2015-AA DR3 (3 mo. Term SOFR + 2.950%)	7.230%	10/17/34	1,000,000	1,003,703 (a)(g)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	7.816%	11/25/32	696,201	718,904 (g)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.782%	1/25/38	1,100,000	1,076,625 (a)(g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.589%	4/20/35	560,000	556,478 (a)(g)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	8.672%	4/22/33	250,000	249,514 (a)(g)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	7.269%	10/18/31	750,000	750,000 (a)(g)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.369%	4/19/34	850,000	853,350 (a)(g)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.631%	10/20/34	400,000	393,447 (a)(g)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.382%	4/20/35	1,000,000	979,475 (a)(g)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	8.756%	10/15/36	370,000	371,746 (a)(g)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.206%	7/15/37	980,000	972,319 (a)(g)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.061%	4/19/34	$160,000	$155,629 (a)(g)
Bridge Street CLO Ltd., 2025-1A D1A (3 mo. Term SOFR + 2.850%)	7.109%	4/20/38	460,000	433,956 (a)(g)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.269%	10/20/37	930,000	899,787 (a)(g)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.432%	7/25/37	500,000	498,341 (a)(g)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.832%	1/25/35	610,000	599,977 (a)(g)
Elmwood CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.300%)	7.569%	4/20/34	1,280,000	1,263,728 (a)(g)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	7.279%	11/22/31	440,000	438,260 (a)(g)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	7.018%	4/15/31	700,000	694,084 (a)(g)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.468%	4/15/31	480,000	469,576 (a)(g)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	4.981%	3/25/36	1,535,986	680,923 (g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.119%	1/20/37	760,000	747,459 (a)(g)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	7.219%	10/20/29	590,000	589,275 (a)(g)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.198%	10/15/31	290,000	288,296 (a)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.156%	7/15/36	520,000	519,830 (a)(g)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.182%	1/25/37	1,040,000	1,022,714 (a)(g)
MidOcean Credit CLO, 2017-7A D (3 mo. Term SOFR + 4.142%)	8.398%	7/15/29	500,000	502,387 (a)(g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.638%	7/15/31	440,000	435,705 (a)(g)
MVW LLC, 2021-1WA C	1.940%	1/22/41	216,015	204,956 (a)
Ocean Trails CLO Ltd., 2014-5A DRR (3 mo. Term SOFR + 3.712%)	7.953%	10/13/31	510,000	504,847 (a)(g)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	7.772%	7/20/35	550,000	550,586 (a)(g)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	7.983%	4/26/36	460,000	461,927 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.119%	7/19/37	710,000	707,321 (a)(g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.256%	4/15/31	730,000	730,190 (a)(g)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.806%	10/15/32	500,000	492,929 (a)(g)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.247%	8/8/32	900,000	896,609 (a)(g)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.311%	4/20/38	1,210,000	1,191,032 (a)(g)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.457%	5/25/31	921,977	681,903 (a)(g)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	7.268%	7/15/31	940,000	927,315 (a)(g)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.969%	1/20/38	1,260,000	1,242,467 (a)(g)

Total Asset-Backed Securities (Cost — $27,685,425)				26,757,570
Collateralized Mortgage Obligations(m) — 1.8%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	4.640%	2/25/37	149,777	148,850 (a)(g)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.554%	9/26/33	920,000	974,775 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.404%	1/25/34	790,000	840,316 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.004%	1/25/34	55,767	55,951 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	762,984	741,130 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	918,801 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	270,831 (a)(g)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(m) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.568%	7/25/39	$187,032	$191,650 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.718%	1/25/40	260,000	265,147 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.454%	10/25/41	520,000	528,830 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.504%	12/25/41	100,000	101,990 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	7.054%	1/25/44	280,000	284,174 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.303%	2/25/45	270,000	266,014 (a)(g)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,204,942 (a)(g)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	680,000	681,118 (a)(g)
Verus Securitization Trust, 2023-8 B1	8.101%	12/25/68	930,000	935,404 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $8,321,517)				8,409,923
			Shares
Investments in Underlying Funds — 1.0%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost — $4,945,326)			192,650	4,814,324
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.5%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	$428,749	463,306 (b)

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	899,987

Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	977,625

Industrials — 0.0%††
Electrical Equipment — 0.0%††
Bloom Energy Corp., Senior Notes	3.000%	6/1/29	160,000	191,792 (a)

Total Convertible Bonds & Notes (Cost — $2,538,414)				2,532,710
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	111,978	90,310
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	545,959	419,024
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	953,791	638,452

Total Sovereign Bonds (Cost — $1,022,210)				1,147,786
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security			Shares/Units	Value
Common Stocks — 0.2%
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC			37,916	$24,645 *(e)(f)

Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC			466	3,891 *(e)(n)
Spirit Aviation Holdings Inc.			80,264	670,205 *

Total Industrials				674,096
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	25,956 *(e)(f)

Total Common Stocks (Cost — $1,127,334)				724,697
		Expiration Date	Warrants
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC (Cost — $694,222)		3/12/30	57,028	476,184 *(a)(e)(n)
Total Investments before Short-Term Investments (Cost — $474,568,889)				461,206,790
	Rate		Shares
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,620,109)	4.312%		4,620,109	4,620,109 (o)(p)
Total Investments — 97.6% (Cost — $479,188,998)				465,826,899
Other Assets in Excess of Liabilities — 2.4%				11,525,442
Total Net Assets — 100.0%				$477,352,341

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of April 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Restricted security (Note 3).
(o)	Rate shown is one-day yield as of the end of the reporting period.
(p)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated Companies was $4,620,109 and the cost was $4,620,109 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
ETF	—	Exchange-Traded Fund
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	228,114	USD	251,075	Bank of America N.A.	7/16/25	$8,600
AUD	809,439	USD	489,977	Citibank N.A.	7/16/25	28,978
CAD	478,773	USD	338,322	Goldman Sachs Group Inc.	7/16/25	10,320
Net unrealized appreciation on open forward foreign currency contracts						$47,898

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

 Western Asset Short Duration High Income Fund
At April 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,918,000	12/20/29	7.427%	5.000% quarterly	$(159,073)	$81,373	$(240,446)
American Airlines Group Inc., 6.500%, due 7/1/25	168,000	6/20/30	7.578%	5.000% quarterly	(15,765)	(7,665)	(8,100)
Carnival Corp., 6.650%, due 1/15/28	940,000	6/20/30	2.422%	1.000% quarterly	(59,199)	(69,612)	10,413
Nabors Industries Inc., 9.125%, due 1/31/30	419,000	6/20/29	14.869%	1.000% quarterly	(150,642)	(63,225)	(87,417)
Nabors Industries Inc., 9.125%, due 1/31/30	1,482,000	6/20/30	15.524%	1.000% quarterly	(606,131)	(379,517)	(226,614)
Total	$4,927,000				$(990,810)	$(438,646)	$(552,164)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Transocean Inc., 8.000%, due 2/1/27	$419,000	6/20/29	10.587%	1.000% quarterly	$116,327	$44,301	$72,026
Transocean Inc., 8.000%, due 2/1/27	1,482,000	6/20/30	11.116%	1.000% quarterly	485,686	271,083	214,603
Total	$1,901,000				$602,013	$315,384	$286,629

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$5,100,000	6/20/30	5.000% quarterly	$184,557	$156,802	$27,755

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Short Duration High Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$39,989,365	$1,639,892	$41,629,257
Financials	—	46,281,712	0 *	46,281,712
Health Care	—	32,758,573	0 *	32,758,573
Other Corporate Bonds & Notes	—	253,735,140	—	253,735,140
Senior Loans:
Communication Services	—	7,830,935	1,536,150	9,367,085
Financials	—	4,746,206	919,766	5,665,972
Materials	—	759,744	860,574	1,620,318
Other Senior Loans	—	25,285,539	—	25,285,539
Asset-Backed Securities	—	26,757,570	—	26,757,570
Collateralized Mortgage Obligations	—	8,409,923	—	8,409,923
Investments in Underlying Funds	$4,814,324	—	—	4,814,324
Convertible Bonds & Notes	—	2,532,710	—	2,532,710
Sovereign Bonds	—	1,147,786	—	1,147,786
Common Stocks:
Energy	—	—	24,645	24,645
Industrials	670,205	3,891	—	674,096
Materials	—	—	25,956	25,956
Warrants	—	476,184	—	476,184
Total Long-Term Investments	5,484,529	450,715,278	5,006,983	461,206,790
Short-Term Investments†	4,620,109	—	—	4,620,109
Total Investments	$10,104,638	$450,715,278	$5,006,983	$465,826,899
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$47,898	—	$47,898
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	10,413	—	10,413
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	286,629	—	286,629
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	27,755	—	27,755
Total Other Financial Instruments	—	$372,695	—	$372,695
Total	$10,104,638	$451,087,973	$5,006,983	$466,199,594
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$562,577	—	$562,577

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Short Duration High Income Fund 2025 Quarterly Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$1,629	—	$(1,629)	$1,639,892
Financials	$30,300	—	—	(30,300)	—
Health Care	0 *	—	—	—	—
Senior Loans:
Communication Services	—	(1,135)	$841	10,529	1,675,540
Consumer Discretionary	3,383,500	2,287	(2,474)	(58,375)	—
Financials	925,403	1,943	823	(1,607)	119,309
Health Care	861,262	1,024	(13,666)	51,582	—
Industrials	3,767,184	2,922	111	(32,135)	—
Materials	850,664	—	—	9,910	—
Real Estate	641,592	449	(970)	(18,631)	—
Common Stocks:
Energy	24,645	—	—	—	—
Materials	121,454	—	—	(95,498)	—
Total	$10,606,004	$9,119	$(15,335)	$(166,154)	$3,434,741

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of April 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$1,639,892	$(1,629)
Financials	—	—	—	0 *	(30,300)
Health Care	—	—	—	0 *	—
Senior Loans:
Communication Services	$(149,625)	—	—	1,536,150	10,529
Consumer Discretionary	(3,324,938)	—	—	—	—
Financials	(126,105)	—	—	919,766	31
Health Care	(200,475)	—	$(699,727)	—	—
Industrials	(29,082)	—	(3,709,000)	—	—
Materials	—	—	—	860,574	9,910
Real Estate	(622,440)	—	—	—	—
Common Stocks:
Energy	—	—	—	24,645	—
Materials	—	—	—	25,956	(95,498)
Total	$(4,452,665)	—	$(4,408,727)	$5,006,983	$(106,957)

Western Asset Short Duration High Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2025. The following transactions were effected in such company for the period ended April 30, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$543,759	$139,458,490	139,458,490	$135,382,140	135,382,140

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$311,107	—	$4,620,109
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 4/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	466	3/25	$5,673	$3,891	$8.35	0.00%(a)
Spirit Airlines LLC, Warrants	57,028	3/25	694,222	476,184 (b)	8.35	0.10
			$699,895	$480,075		0.10%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Short Duration High Income Fund 2025 Quarterly Report